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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-23C-3

                        NOTIFICATION OF REPURCHASE OFFER

                   PURSUANT TO RULE 23C-3 [17 CFR 270.23C-3]

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1.         INVESTMENT COMPANY ACT FILE NUMBER                             DATE OF NOTIFICATION

           811-5978                                                 3/27/98
2.         EXACT NAME OF INVESTMENT COMPANY AS SPECIFIED IN REGISTRATION STATEMENT:

           G.T. GLOBAL EASTERN EUROPE FUND
3.         ADDRESS OF PRINCIPAL EXECUTIVE OFFICE: (NUMBER, STREET, CITY, STATE, ZIP CODE)

           50 CALIFORNIA STREET, 27TH FLOOR, SAN FRANCISCO, CA 94111
4.         CHECK ONE OF THE FOLLOWING:

A [X]      THE NOTIFICATION PERTAINS TO A PERIODIC REPURCHASE OFFER UNDER PARAGRAPH (B) OF
           RULE 23C-3

B [ ]      THE NOTIFICATION PERTAINS TO A DISCRETIONARY REPURCHASE OFFER UNDER PARAGRAPH (C)
           OF RULE 23C-3.

C [ ]      THE NOTIFICATION PERTAINS TO A PERIODIC REPURCHASE OFFER UNDER PARAGRAPH (B) OF
           RULE 23C-3 AND A DISCRETIONARY REPURCHASE OFFER UNDER PARAGRAPH (C) OF RULE 23C-3.
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BY:        ---------------------------
                  MICHAEL SILVER
               ASSISTANT SECRETARY
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INSTRUCTIONS

1. THIS FORM MUST BE COMPLETED BY REGISTERED CLOSED-END INVESTMENT COMPANIES OR BUSINESS DEVELOPMENT COMPANIES THAT MAKE REPURCHASE OFFERS PURSUANT TO RULE 23C-3. THE FORM SHALL BE ATTACHED TO A NOTIFICATION TO SHAREHOLDERS UNDER PARAGRAPH (B)(4) OF RULE 23C-3.

2. SUBMISSIONS USING THIS FORM SHALL BE FILED IN TRIPLICATE WITH THE COMMISSION WITHIN THREE BUSINESS DAYS AFTER A NOTIFICATION IS SENT TO SHAREHOLDERS. ONE COPY SHALL BE MANUALLY SIGNED; THE OTHER COPIES MAY HAVE FACSIMILE OR TYPED SIGNATURES.